VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2019, 2018, and 2017 (U.S. $ in thousands):

COLUMN A	Column B	Column C - Additions		Column D - Deductions		Column E
	Balances at	Charged to				Balances
	beginning	costs and	Charged to	Charged to	Charged to	at end
Description	of period	expenses	other accounts	income	other accounts	of period
Reserve for bad debts and allowances
Year ended December 31, 2019	$2,799	$574	$—	$2,020	$—	$1,353
Year ended December 31, 2018	$2,735	$1,657	$—	$1,593	$—	$2,799
Year ended December 31, 2017	$1,687	$1,665	$—	$617	$—	$2,735
Valuation allowances on deferred tax assets
Year ended December 31, 2019	$152,659	$—	$—	$—	$888	$151,771
Year ended December 31, 2018	$152,062	$597	$—	$—	$—	$152,659
Year ended December 31, 2017	$201,376	$22,998	$—	$65,572	$6,740	$152,062